UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 06/30/2012
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:  $188,835,060.40


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------

Apple Inc Com                    Com	 37833100	812	1390	Sole
Blackrock Fds Int       		 91929109	6660	219298	Sole
Blackrock Nationa       		 09253C744	139	12783
Buffalo USA Globa       		 		7818	302653	Sole
Chevron Corp Com                 Com	 166764100	340	3220	Sole
China Voice Holdi      		 Com	 16946A100	0	22000
Envirokare Tech I      		 Com	 		0	30000
Exxon Mobil Corpo      		 Com	 30232F103	659	7700	Sole
Fmi Common Stock        		 30249V109	6570	261338	Sole
Franklin Custodia      			  		31	14549
Franklin Federal        				153	12181
Franklin High Inc            				2289	1144614	Sole
Franklin High Inc        				1655	827674	Sole
Franklin Russell       					370	6405	Sole
Franklin Russell        				438	42155	Sole
Fulton Financial         	 Com	 360271100	109	10917	Sole
General Electric           	 Com	 39604BC6	353	16922	Sole
Hartford Eq Inc F       		 416648558	3427	390364	Sole
Intel Corp Com                   Com	 458140100	264	9901	Sole
Intl Business Mac       	 Com	 459200101	242	1238	Sole
INVESCO Van Kampe      		 Com	 		5738	350107	Sole
Ishares Barclay A        	 Com	 464287226	44288	397916	Sole
Ishares Barclays        	 Com	 		7792	65094	Sole
iShares Floating        	 Com 	 		255	5106	Sole
Ishares Iboxx Hi        	 Com			251	2745	Sole
Ishares Msci Eafe       	 Com	 464287465	2755	55136	Sole
Ishares Msci Emer       	 Com	 464287234	2721	69534	Sole
Ishares S&P 500 G       	 Com	 464287309	12186	165779	Sole
Ishares S&P 500 I          	 Com	 464287200	243	1780	Sole
Ishares S&P 500 V       	 Com	 464287408	7216	115857	Sole
Ishares S&P Mdcp        	 Com	 464287705	9600	117617	Sole
Ishares S&P Midca       	 Com	 464287606	8854	83637	Sole
Ishares S&P Small       	 Com	 464287887	16303	201949	Sole
Ishares S&P Small       	 Com	 464287879	7240	97399	Sole
Ishares Select Di      		 Com	 464287168	283	5037	Sole
Ishares Tr Barcla         	 Com	 464288638	258	2357	Sole
Jts Corp Delisted         	 Com	 465940104	0	11000
Mcdonalds Corp Co             	 Com	 580135101	267	3018	Sole
Pimco Total Retur          		 693391674	340	30099	Sole
Priceline.Com  In           	 Com	 741503403	678	1021	Sole
Ross Stores Inc C             	 Com	 778296103	235	3754	Sole
Royce Fd Low Pric             	 	 780905808	210	14847	Sole
Scout Fds Intl Fd               	 904199403	6667	228006	Sole
Sterling Energy R        	 Com	 		0	64370
Stratton Fds Inc        		 863137105	4369	83749	Sole
Templeton Global        		 880208103	4110	319811	Sole
Templeton Global        		 880208103	3110	242038	Sole
Thornburg Inv Inc            		 885215558	222	12220	Sole
Vanguard Tax Exem       		 922907704	1430	128175	Sole
Vanguard Tax Exem       		 922907209	647	45507	Sole
Vanguard Total Bd       		 921937108	162	14611	Sole
Verizon Communica       	Com	 92343V104	350	7879	Sole
Warnaco Group Inc           	Com	 934390105	0	22000
Western Asset Fds       		 957663602	7726	675908	Sole











REPORT SUMMARY                54   	DATA RECORDS	188835